Risk Management - Schedule of Potential Impact on P&L (Detail) - Scenarios for impact on profit and loss [member] - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sensitivity analysis for interest rate risk [line items]
Total rate risk	$ (7,944)	$ (50,880)	$ (23,025)
Options risk	3	5	16
Total impact	(9,567)	(50,868)	(23,172)
CLP [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(12,333)	(1,679)	(8,403)
CLP [member] | Derivatives [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(12,333)	(1,679)	(8,403)
CLF [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(3,648)	(7,248)	(8,488)
CLF [member] | Derivatives [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(3,648)	(7,248)	(8,488)
COP [member]
Sensitivity analysis for interest rate risk [line items]
Total impact	12,267	829	(3,104)
COP [member] | Derivatives [member]
Sensitivity analysis for interest rate risk [line items]
Total impact	12,267	5,469	(2,508)
COP [member] | Investments [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk		(4,640)	(596)
UVR
Sensitivity analysis for interest rate risk [line items]
Total rate risk		(30,766)	(133)
Total impact	8
UVR | Derivatives [member]
Sensitivity analysis for interest rate risk [line items]
Total impact	8		3
UVR | Investments [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk		(30,766)	(136)
USD [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(4,203)	(12,000)	(2,648)
FX
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(35)	(16)	(249)
Total impact	$ (1,626)	$ 7	$ (163)